UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2008

Item 1. Reports to Stockholders

Fidelity®
New York Municipal
Money Market
Fund

Semiannual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Actual	$ 1,000.00	$ 1,007.80	$ 2.55
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.33	$ 2.56

* Expenses are equal to the Fund's annualized expense ratio of .51%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 7/31/08	% of fund's investments 1/31/08	% of fund's investments 7/31/07
0 - 30	89.3	95.0	92.5
31 - 90	2.2	1.7	2.8
91 - 180	1.4	1.0	1.6
181 - 397	7.1	2.3	3.1
Weighted Average Maturity
	7/31/08	1/31/08	7/31/07
Fidelity New York Municipal Money Market Fund	30 Days	15 Days	18 Days
New York Tax-Free Money Market Funds Average*	31 Days	24 Days	25 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2008	As of January 31, 2008
Variable Rate Demand Notes (VRDNs) 85.1%	Variable Rate Demand Notes (VRDNs) 93.4%
Commercial Paper (including CP Mode) 4.9%	Commercial Paper (including CP Mode) 0.5%
Tender Bonds 1.2%	Tender Bonds 1.1%
Municipal Notes 7.1%	Municipal Notes 3.8%
Other Investments 1.8%	Other Investments 1.0%
Net Other Assets** (0.1)%	Net Other Assets 0.2%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount	Value
Florida - 0.0%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) 2.4%, LOC Bank of America NA, VRDN (b)(c)	$ 1,500,000	$ 1,500,000
Michigan - 0.1%
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series LB 08 K21W, 2.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	2,900,000	2,900,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 2.38% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(c)	2,500,000	2,500,000
		5,400,000
New York - 89.9%
Albany City School District BAN Series B, 2.75% 6/26/09	14,518,000	14,628,429
Albany Gen. Oblig. BAN 2.75% 7/10/09	16,700,000	16,865,095
Amsterdam Enlarged City School District BAN 2.75% 6/26/09	10,000,000	10,071,569
Arlington Central School District BAN Series A, 2.75% 5/15/09	24,400,000	24,563,654
Auburn City School District BAN 3% 6/26/09	12,883,000	12,992,223
Binghamton Gen. Oblig. BAN 2.75% 2/6/09	23,277,500	23,356,328
Carthage Central School District BAN 2.75% 6/19/09 (a)	20,853,000	21,016,488
Central Islip Union Free School District TAN 2.75% 6/30/09	14,800,000	14,935,260
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 2.3%, LOC HSBC Bank USA, VRDN (b)(c)	2,045,000	2,045,000
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 2.25%, LOC KeyBank NA, VRDN (b)	3,630,000	3,630,000
East Aurora Union Free School District BAN 2.75% 7/2/09	14,700,000	14,835,188
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 2.33%, LOC HSBC Bank USA, VRDN (b)(c)	10,115,000	10,115,000
Haverstraw BAN 2.5% 3/13/09	26,882,395	26,924,299
Haverstraw Stony Point Central School District Participating VRDN Series 08 D26, 2.34% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(e)	1,550,000	1,550,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN Series EGL 07 0030, 2.73% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	70,000,000	70,000,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 2.23% (Liquidity Facility Bank of America NA) (b)(e)	39,145,000	39,145,000
Series MS 2613, 2.31% (Liquidity Facility Morgan Stanley) (b)(e)	25,600,000	25,600,000
Series ROC II R 11413, 2.23% (Liquidity Facility Citibank NA) (b)(e)	11,060,000	11,060,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN Series ROC II R 12062, 2.74% (Liquidity Facility Citigroup, Inc.) (b)(e)	$ 8,275,000	$ 8,275,000
Series 2003 D, 2.7% (FSA Insured), VRDN (b)	8,100,000	8,100,000
Series 2003 F, 2.58% (FSA Insured), VRDN (b)	8,300,000	8,300,000
Longwood Central School District BAN 2.75% 6/12/09	11,300,000	11,391,962
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series ROC II R 12131, 2.4% (Liquidity Facility Bank of New York, New York) (b)(e)	8,415,000	8,415,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For Better Cmnty., Inc. Proj.) 2.45%, LOC Manufacturers & Traders Trust Co., VRDN (b)	1,990,000	1,990,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 2.5%, LOC HSBC Bank USA, VRDN (b)(c)	450,000	450,000
(AJL Manufacturing Proj.) Series 1996 A, 2.48%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	3,860,000	3,860,000
(Flower City Proj.) 2.41%, LOC KeyBank NA, VRDN (b)(c)	2,225,000	2,225,000
(Klein Steel Proj.) 2.34%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	7,885,000	7,885,000
Nassau County Interim Fin. Auth.:
Series 2002 B, 2.5% (FSA Insured), VRDN (b)	10,650,000	10,650,000
Series 2008 C, 2.06% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	19,800,000	19,800,000
New York City Gen. Oblig.:
Bonds:
Series 2001 F, 5% 8/1/08	1,000,000	1,000,000
Series 2002 B, 5.25% 8/1/09	8,500,000	8,798,874
Series 2004 G:
5% 8/1/08	5,110,000	5,110,000
5% 8/1/09	7,835,000	8,091,207
Series 2004 I:
5% 8/1/08	6,370,000	6,370,000
5% 8/1/09	9,225,000	9,526,660
Participating VRDN:
Series BA 08 1064, 2.23% (Liquidity Facility Bank of America NA) (b)(e)	5,950,000	5,950,000
Series Clipper 08 1, 2.24% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	18,695,000	18,695,000
Series MS 08 2476, 2.24% (Liquidity Facility Morgan Stanley) (b)(e)	3,500,000	3,500,000
Series MS 2828, 2.24% (Liquidity Facility Morgan Stanley) (b)(e)	8,455,000	8,455,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series MS 2829, 2.44% (Liquidity Facility Morgan Stanley) (b)(e)	$ 10,100,000	$ 10,100,000
Series PT 2480, 2.23% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	18,205,000	18,205,000
Series PT 3333, 2.23% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	5,300,000	5,300,000
Series Putters 1299, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,330,000	5,330,000
Series Putters 1318, 2.59% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,890,000	5,890,000
Series Putters 2204, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,815,000	6,815,000
Series Putters 2207, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,065,000	8,065,000
Series Putters 2208, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,385,000	7,385,000
Series Putters 2949, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	15,840,000	15,840,000
Series ROC II R 11501, 2.23% (Liquidity Facility Citibank NA) (b)(e)	7,200,000	7,200,000
Series 1995 B4, 2.05% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	29,500,000	29,500,000
Series 1995 B8, 2.08%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	12,760,000	12,760,000
Series 2004 H5, 2.11%, LOC Dexia Cr. Local de France, VRDN (b)	8,970,000	8,970,000
Series 2006 E2, 2.1%, LOC Bank of America NA, VRDN (b)	7,200,000	7,200,000
Series 2006 E3, 2.11%, LOC Bank of America NA, VRDN (b)	27,060,000	27,060,000
Series 2006 H1, 2.1%, LOC Dexia Cr. Local de France, VRDN (b)	8,840,000	8,840,000
Series 2006 I3, 2%, LOC Bank of America NA, VRDN (b)	19,400,000	19,400,000
Series 2006 I5, 2%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	13,950,000	13,950,000
Series 2008 J4, 2.1% (Liquidity Facility Bank of America NA), VRDN (b)	14,500,000	14,500,000
Series 2008 J8, 2%, LOC Landesbank Baden-Wuert, VRDN (b)	18,600,000	18,600,000
Series 2008 L3, 2.1% (Liquidity Facility Bank of America NA), VRDN (b)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Bathgate Ave. Apts. Proj.) Series A, 2.24%, LOC KeyBank NA, VRDN (b)(c)	$ 12,500,000	$ 12,500,000
(Cook Street Apts. Proj.) Series A, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)(c)	26,600,000	26,600,000
(Pitt Street Residence Proj.) Series A, 2.24%, LOC JPMorgan Chase Bank, VRDN (b)(c)	31,000,000	31,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)(c)	11,600,000	11,600,000
(270 East Burnside Avenue Apts.) Series A, 2.2%, LOC HSBC Bank USA, VRDN (b)(c)	6,500,000	6,500,000
(89 Murray St. Proj.) Series A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	4,000,000	4,000,000
(Beacon Mews Dev. Proj.) Series 2006 A, 2.23%, LOC Citibank NA, VRDN (b)(c)	2,600,000	2,600,000
(Courtland Avenue Apts. Proj.) Series A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	7,905,000	7,905,000
(First Avenue Dev. Proj.) Series A, 2.15%, LOC Fannie Mae, VRDN (b)(c)	18,000,000	18,000,000
(Morris Ave. Apts. Proj.) Series A, 2.24%, LOC HSBC Bank USA, VRDN (b)(c)	21,000,000	21,000,000
(Nagle Courtyard Apts. Proj.) Series A, 2.24%, LOC Bank of America NA, VRDN (b)(c)	4,100,000	4,100,000
(Ogden Avenue Apts. Proj.) Series A, 2.24%, LOC Bank of America NA, VRDN (b)(c)	4,575,000	4,575,000
(Related-Upper East Proj.) Series A, 2.25%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	61,600,000	61,600,000
(State Renaissance Court Proj.) Series A, 2.22%, LOC Freddie Mac, VRDN (b)(c)	26,500,000	26,500,000
(West 48th Street Dev. Proj.) Series 2001 A, 2.15%, LOC Fannie Mae, VRDN (b)(c)	19,000,000	19,000,000
Series A, 2.22%, LOC JPMorgan Chase Bank, VRDN (b)(c)	29,650,000	29,650,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Morris Avenue Apts. Proj.) Series A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	17,200,000	17,200,000
(One Columbus Place Dev. Proj.) Series A, 2.15%, LOC Fannie Mae, VRDN (b)(c)	25,700,000	25,700,000
(Progress of People Dev. Proj.) Series A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	10,225,000	10,225,000
(Related-Tribeca Tower Proj.) Series 1997 A, 2.25%, LOC Fannie Mae, VRDN (b)(c)	30,600,000	30,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Rivereast Apts. Proj.) Series A, 2.22%, LOC Freddie Mac, VRDN (b)(c)	$ 49,550,000	$ 49,550,000
(Sierra Dev. Proj.) Series A, 2.15%, LOC Fannie Mae, VRDN (b)(c)	14,730,000	14,730,000
(West 43rd Street Proj.) Series 1999 A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	14,200,000	14,200,000
Series 2001 A, 2.15%, LOC Fannie Mae, VRDN (b)(c)	30,595,000	30,595,000
Series 2002 A, 2.15%, LOC Fannie Mae, VRDN (b)(c)	12,500,000	12,500,000
Series 2007 E2, 2.23%, LOC Bank of America NA, VRDN (b)(c)	29,215,000	29,215,000
Series 2008 A, 2.25%, LOC Freddie Mac, VRDN (b)(c)	18,475,000	18,475,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Casa Proj.) Series 2000, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	7,900,000	7,900,000
(French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States Proj.) 2.32%, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,150,000	2,150,000
(Planned Parenthood Proj.) 2.1%, LOC Bank of America NA, VRDN (b)	1,185,000	1,185,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Linear Ltg. Proj.) 2.42%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	1,200,000	1,200,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
(Korean Airlines Proj.):
Series 1997 A, 2.17%, LOC HSBC Bank USA, VRDN (b)(c)	8,080,000	8,080,000
Series 1997 B, 2.17%, LOC HSBC Bank USA, VRDN (b)(c)	6,100,000	6,100,000
(New York Stock Exchange Proj.) Series 2004 B, 2.1%, LOC Bank of America NA, VRDN (b)	2,545,000	2,545,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 07 1038, 2.23% (Liquidity Facility Bank of America NA) (b)(e)	23,163,000	23,163,000
Series BA 08 1074, 2.23% (Liquidity Facility Bank of America NA) (b)(e)	2,800,000	2,800,000
Series BA 08 1081, 2.23% (Liquidity Facility Bank of America NA) (b)(e)	12,560,000	12,560,000
Series BBT 08 15, 2.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	4,000,000	4,000,000
Series EGL 06 69 Class A, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	22,570,000	22,570,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series EGL 07 0157, 2.22% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	$ 7,000,000	$ 7,000,000
Series Floaters 2553, 2.44% (Liquidity Facility Morgan Stanley) (b)(e)	4,875,000	4,875,000
Series MS 06 1607, 2.44% (Liquidity Facility DEPFA BANK PLC) (b)(e)	8,830,000	8,830,000
Series PA 1327, 2.23% (Liquidity Facility Bank of New York, New York) (b)(e)	40,780,000	40,780,000
Series PA 921, 2.23% (Liquidity Facility Bank of New York, New York) (b)(e)	23,300,000	23,300,000
Series PT 3992, 2.23% (Liquidity Facility Wells Fargo & Co.) (b)(e)	5,995,000	5,995,000
Series Putters 2464, 2.29% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	3,195,000	3,195,000
Series Putters 3060, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,010,000	10,010,000
Series Putters 622, 2.59% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,835,000	8,835,000
Series ROC II R 12058, 2.38% (Liquidity Facility Citigroup, Inc.) (b)(e)	29,700,000	29,700,000
Series ROC II R 406, 2.23% (Liquidity Facility Citibank NA) (b)(e)	11,550,000	11,550,000
Series ROC II R 441, 2.23% (Liquidity Facility Citibank NA) (b)(e)	3,200,000	3,200,000
Series 1, 1.68% 8/11/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	47,300,000	47,300,000
Series 2000 C, 2.14% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	6,300,000	6,300,000
Series 2005 AA2, 2.1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	5,625,000	5,625,000
Series 2008 B3, 2.1% (Liquidity Facility Bank of America NA), VRDN (b)	19,100,000	19,100,000
Series 5A, 1.67% 8/7/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	47,400,000	47,400,000
Series 5B, 1.7% 8/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	47,100,000	47,100,000
Series 6, 1.7% 8/6/08 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	53,300,000	53,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series F1, 2% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 16,070,000	$ 16,070,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 06 0149, 2.39% (Liquidity Facility Citibank NA) (b)(e)	19,000,000	19,000,000
Series EGL 07 0014, 2.37% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	12,000,000	12,000,000
Series EGL 07 0029, 2.37% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	26,600,000	26,600,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series C, 5% 5/1/29 (Pre-Refunded to 5/1/09 @ 101) (d)	5,930,000	6,134,959
Participating VRDN:
Series BA 08 1079, 2.23% (Liquidity Facility Bank of America NA) (b)(e)	5,000,000	5,000,000
Series BA 08 3505, 2.23% (Liquidity Facility Bank of America NA) (b)(e)	6,050,000	6,050,000
Series EGL 01 3202 Class A, 2.13% (Liquidity Facility Citibank NA) (b)(e)	3,300,000	3,300,000
Series EGL 07 0024, 2.22% (Liquidity Facility Bayerische Landesbank) (b)(e)	19,700,000	19,700,000
Series MS 2882, 2.24% (Liquidity Facility Morgan Stanley) (b)(e)	7,020,000	7,020,000
Series PT 1399, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	19,050,000	19,050,000
Series PT 1839, 2.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	14,455,000	14,455,000
Series Putters 2222, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,285,000	7,285,000
Series Putters 2256, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,805,000	7,805,000
Series ROC II R 10086, 2.12% (Liquidity Facility Citibank NA) (b)(e)	11,745,000	11,745,000
Series ROC II R 10130, 2.12% (Liquidity Facility Citibank NA) (b)(e)	6,725,000	6,725,000
Series ROC II R 12033, 2.4% (Liquidity Facility Citigroup, Inc.) (b)(e)	9,605,000	9,605,000
Series ROC II R 3003, 2.49% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,575,000	6,575,000
Series ROC II R 4052, 2.23% (Liquidity Facility Citigroup, Inc.) (b)(e)	16,960,000	16,960,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series 2003 C1, 2.05% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 20,000,000	$ 20,000,000
Series 2003 C3, 2.11% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	2,700,000	2,700,000
Series A, 2.11% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	30,800,000	30,800,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 2.26% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	11,000,000	11,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series MS 2537, 2.24% (Liquidity Facility Morgan Stanley) (b)(e)	2,990,000	2,990,000
Series ROC II R 12040, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,500,000	6,500,000
Series ROC II R 12061, 2.23% (Liquidity Facility Citigroup, Inc.) (b)(e)	19,000,000	19,000,000
Series ROC II R 12106, 2.22% (Liquidity Facility Citibank NA) (b)(e)	7,900,000	7,900,000
Series ROC II R 12121, 2.23% (Liquidity Facility Citibank NA) (b)(e)	6,000,000	6,000,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 06 0138, 2.24% (Liquidity Facility Citibank NA) (b)(e)	5,000,000	5,000,000
Series EGL 07 0002, 2.22% (Liquidity Facility Citibank NA) (b)(e)	35,000,000	35,000,000
Series EGL 07 0003, 2.22% (Liquidity Facility Citibank NA) (b)(e)	30,560,000	30,560,000
Series MS 1959, 2.74% (Liquidity Facility Morgan Stanley) (b)(e)	21,435,000	21,435,000
Series Putters 1187, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	14,035,000	14,035,000
Series Putters 2132, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,985,000	8,985,000
Series Putters 2820, 2.44% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	9,330,000	9,330,000
Series ROC II R 10155, 2.12% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,305,000	4,305,000
Series SGA 01 132, 2.25% (Liquidity Facility Societe Generale) (b)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Impt. Proj.) Series 2003 F2A, 2.46% (FSA Insured), VRDN (b)	$ 127,490,000	$ 127,490,000
(The Culinary Institute of America Proj.) Series 2004 C, 2.14%, LOC TD Banknorth, N.A., VRDN (b)	6,000,000	6,000,000
New York Dorm. Authoirty Personal Income Tax Rev. Participating VRDN Series BA 08 1148, 2.23% (Liquidity Facility Bank of America NA) (b)(e)	7,500,000	7,500,000
New York Dormitory Auth. Revs. Participating VRDN Series Floaters 08 41 C, 2.32% (Liquidity Facility Wells Fargo & Co.) (b)(c)(e)	15,785,000	15,785,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Merlots B20, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(e)	8,665,000	8,665,000
Series Putters 2136, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,025,000	4,025,000
Series Putters 613, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,865,000	5,865,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 2.23% (Liquidity Facility Citibank NA) (b)(e)	5,080,000	5,080,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) Series 2000 A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
(1500 Lexington Avenue Proj.) Series A, 2.23%, LOC Fannie Mae, VRDN (b)(c)	15,475,000	15,475,000
(17th Street Hsg. Proj.) Series A, 2.25%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	109,500,000	109,500,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	82,700,000	82,700,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 2.15%, LOC Fannie Mae, VRDN (b)(c)	8,100,000	8,100,000
(316 Eleventh Ave. Hsg. Proj.) Series A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	43,000,000	43,000,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 2.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	15,400,000	15,400,000
Series 2002 A, 2.22%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	1,800,000	1,800,000
Series 2004 A, 2.22%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	11,200,000	11,200,000
(455 West 37th Street Hsg. Proj.) Series A, 2.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	123,600,000	123,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(505 West 37th Street Proj.) Series 2008 A, 2.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	$ 95,600,000	$ 95,600,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 2.25%, LOC Bank of New York, New York, VRDN (b)(c)	219,100,000	219,100,000
Series 2008 A, 2.4%, LOC Bank of New York, New York, VRDN (b)(c)	25,000,000	25,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	34,500,000	34,500,000
Series 1999 A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	16,400,000	16,400,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 2.22%, LOC Freddie Mac, VRDN (b)(c)	51,000,000	51,000,000
(Avalon Chrystie Place I Hsg. Proj.) 2.22%, LOC Freddie Mac, VRDN (b)(c)	57,100,000	57,100,000
(Clinton Green North Hsg. Proj.):
Series 2006 A, 2.22%, LOC Bank of America NA, VRDN (b)(c)	43,000,000	43,000,000
Series A, 2.22%, LOC Bank of America NA, VRDN (b)(c)	58,000,000	57,994,326
(Clinton Green South Hsg. Proj.) Series A, 2.22%, LOC Bank of America NA, VRDN (b)(c)	75,000,000	75,000,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	23,000,000	23,000,000
Series 2000 A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	18,000,000	18,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 2.15%, LOC Freddie Mac, VRDN (b)(c)	9,950,000	9,950,000
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 2.15%, LOC Fannie Mae, VRDN (b)(c)	33,530,000	33,530,000
(MF Associates Proj.) Series 1991, 2.04%, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,000,000	6,000,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 2.15%, LOC Freddie Mac, VRDN (b)(c)	28,570,000	28,570,000
(Parkledge Apts. Hsg. Proj.) Series A, 2.5%, LOC Freddie Mac, VRDN (b)(c)	9,000,000	9,000,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 2.25%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	65,000,000	65,000,000
(Reverend Polite Ave. Apt. Hsg. Proj.) 2.24%, LOC Fannie Mae, VRDN (b)(c)	7,435,000	7,435,000
(Sea Park East Hsg. Proj.) Series 2004 A, 2.24%, LOC Freddie Mac, VRDN (b)(c)	17,000,000	17,000,000
(Sea Park West Hsg. Proj.) 2.24%, LOC Freddie Mac, VRDN (b)(c)	14,300,000	14,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(South Cove Plaza Proj.) Series A, 2.23%, LOC Freddie Mac, VRDN (b)(c)	$ 19,300,000	$ 19,300,000
(Talleyrand Crescent Hsg. Proj.) Series A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	11,300,000	11,300,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 2.2%, LOC Freddie Mac, VRDN (b)(c)	44,000,000	44,000,000
(Tower 31 Hsg. Proj.) Series 2005 A, 2.2%, LOC Freddie Mac, VRDN (b)(c)	73,800,000	73,800,000
(Tribeca Park Proj.) Series 1997 A, 2.4%, LOC Fannie Mae, VRDN (b)(c)	14,700,000	14,700,000
(Union Square South Proj.) Series 1996 A, 2.4%, LOC Fannie Mae, VRDN (b)(c)	26,300,000	26,300,000
(West 33rd Street Hsg. Proj.) Series A, 2.2%, LOC Fannie Mae, VRDN (b)(c)	8,200,000	8,200,000
(Worth Street Hsg. Proj.) Series A:
2.2%, LOC Fannie Mae, VRDN (b)(c)	2,400,000	2,400,000
2.2%, LOC Fannie Mae, VRDN (b)(c)	2,000,000	2,000,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 2.15%, LOC Landesbank Hessen-Thuringen, VRDN (b)	26,200,000	26,200,000
New York Local Govt. Assistance Corp.:
Series 2003 A4V, 2.45% (FSA Insured), VRDN (b)	1,900,000	1,900,000
Series 2003 A6V, 2.75% (FSA Insured), VRDN (b)	3,600,000	3,600,000
Series 2003 A8V, 2.4% (FSA Insured), VRDN (b)	12,090,000	12,090,000
Series 2008 B7V, 2.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	41,785,000	41,785,000
Series 2008 BV2, 2.1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	75,210,000	75,210,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Participating VRDN:
Series ROC II R 10121, 2.3% (Liquidity Facility Citibank NA) (b)(e)	6,860,000	6,860,000
Series ROC II R 10290, 2.73% (Liquidity Facility Citigroup, Inc.) (b)(e)	17,800,000	17,800,000
Series 2008 A, 2.67% (FSA Insured), VRDN (b)	25,000,000	25,000,000
New York Metropolitan Trans. Auth. Rev.:
Participating VRDN:
Series EGL 08 30, 2.44% (Liquidity Facility Citigroup, Inc.) (b)(e)	28,000,000	28,000,000
Series MS 08 2312, 2.64% (Liquidity Facility Morgan Stanley) (b)(e)	2,570,500	2,570,500
Series MS 724X, 2.64% (Liquidity Facility Morgan Stanley) (b)(e)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series Putters 1662, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,360,000	$ 3,360,000
Series Putters 2637, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,295,000	10,295,000
Series Putters 2863, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,435,000	5,435,000
Series 2002 D2, 2.43% (FSA Insured), VRDN (b)	10,160,000	10,160,000
Series B, 1.6% 9/10/08, LOC ABN-AMRO Bank NV, CP	35,000,000	34,999,774
Series C, 1.54% 9/3/08, LOC ABN-AMRO Bank NV, CP	8,000,000	8,000,000
New York Pwr. Auth. Series 2, 2.35% 8/1/08, CP	21,145,000	21,145,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series ROC II R 12134, 2.4% (Liquidity Facility Bayerische Landesbank) (b)(e)	10,400,000	10,400,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. Proj.) Series 2004 C3, 2.23%, LOC Citibank NA, VRDN (b)(c)	2,600,000	2,600,000
Series C2, 2.25%, LOC Citibank NA, VRDN (b)(c)	10,000,000	10,000,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.):
Series 1994 B, 2.17%, LOC JPMorgan Chase Bank, VRDN (b)	12,500,000	12,500,000
Series 1994 D1, 2.25%, LOC JPMorgan Chase Bank, VRDN (b)	18,500,000	18,500,000
New York State Gen. Oblig. Bonds:
Series 2000 A, 1.75%, tender 10/8/08, LOC Dexia Cr. Local de France (b)	17,700,000	17,700,000
Series 2008 A, 2.5% 3/1/09	14,695,000	14,746,187
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 08 19, 2.44% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,960,000	6,960,000
Series ROC II R 10306, 2.38% (Liquidity Facility Citibank NA) (b)(e)	19,800,000	19,800,000
Series ROC II R 12090, 2.38% (Liquidity Facility Bayerische Landesbank) (b)(e)	4,750,000	4,750,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 1186, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,215,000	6,215,000
Series Putters 2987, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,735,000	4,735,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Bonds Series 2003 A, 5.25%, tender 1/1/09 (b)	$ 50,250,000	$ 50,954,938
New York Urban Dev. Corp. Rev. Participating VRDN:
Series PT 4497, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,400,000	5,400,000
Series Putters 2283, 2.49% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,490,000	7,490,000
Series Putters 2750, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,655,000	5,655,000
Series ROC II R 1094, 2.23% (Liquidity Facility Citigroup, Inc.) (b)(e)	2,995,000	2,995,000
Oneida County Gen. Oblig. BAN 2.25% 4/15/09	21,385,000	21,482,572
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 2.5%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	5,355,000	5,355,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 1997 A, 2.29%, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,860,000	4,860,000
Phoenix Central School District BAN 3.75% 12/18/08	17,000,000	17,046,356
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 2.4%, LOC Citibank NA, VRDN (b)(c)	2,280,000	2,280,000
Rochester Gen. Oblig.:
Bonds 3% 10/1/08 (FSA Insured)	4,120,000	4,127,958
BAN:
Series I, 2.5% 2/27/09	52,200,000	52,394,012
4% 10/17/08	22,220,000	22,246,651
Spencerport Central School District BAN 4% 10/2/08	11,125,034	11,133,760
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 2.48%, LOC KeyBank NA, VRDN (b)	255,000	255,000
Sullivan County Gen. Oblig. BAN 2.75% 5/15/09	11,700,000	11,799,847
Tobacco Settlement Asset Securitization Corp. Bonds Series 1, 6.25% 7/15/34 (Pre-Refunded to 7/15/09 @ 101) (d)	20,100,000	21,148,720
Tobacco Settlement Fing. Corp. Bonds Series B, 4% 6/1/09	9,600,000	9,749,364
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 2.45%, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,515,000	12,515,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series EGL 08 29, 2.48% (Liquidity Facility Citigroup, Inc.) (b)(e)	8,500,000	8,500,000
Series PA 1070, 2.23% (Liquidity Facility Bank of New York, New York) (b)(e)	15,995,000	15,995,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series PA 1074, 2.23% (Liquidity Facility Bank of New York, New York) (b)(e)	$ 17,400,000	$ 17,400,000
Series PA 948, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	17,590,000	17,590,000
Series PA 956, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,995,000	8,995,000
Series PT 1092, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,495,000	7,495,000
Series Putters 3062, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,995,000	4,995,000
Series ROC II R 1008, 2.23% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,360,000	7,360,000
(MTA Bridges and Tunnels Proj.) Series 2000 AB, 2.41% (FSA Insured), VRDN (b)	26,080,000	26,080,000
Series 2002 F, 2.06% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	53,665,000	53,665,000
Series 2005 B2, 2.09% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	39,215,000	39,215,000
Series 2005 B3, 2.18% (Liquidity Facility Bank of America NA), VRDN (b)	32,750,000	32,750,000
Series 2005 B4, 2.4% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	11,105,000	11,105,000
Series B1, 2.07% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	30,000,000	30,000,000
Ulster County Gen. Oblig. BAN 3.75% 11/21/08	11,239,280	11,253,244
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 2.39%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	820,000	820,000
Upstate Telecommunications Corp. Rev. 2.4%, LOC Manufacturers & Traders Trust Co., VRDN (b)	14,505,000	14,505,000
Vestal Central School District BAN 2.75% 6/16/09	12,700,000	12,804,668
Webster Central School District BAN 4% 10/10/08	16,000,000	16,016,539
William Floyd Union Free School District BAN 2.5% 6/30/09	29,000,000	29,239,595
		5,048,124,206
New York & New Jersey - 8.5%
Port Auth. of New York & New Jersery Participating VRDN Series WF 08 2C, 2.33% (Liquidity Facility Wells Fargo & Co.) (b)(c)(e)	8,710,000	8,710,000
Port Auth. of New York & New Jersey:
Bonds 138th Series, 4% 12/1/08 (c)	1,500,000	1,509,885
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series BA 08 1055, 2.26% (Liquidity Facility Bank of America NA) (b)(c)(e)	$ 12,860,000	$ 12,860,000
Series BA 08 1067, 2.26% (Liquidity Facility Bank of America NA) (b)(c)(e)	14,970,000	14,970,000
Series BA 08 1107, 2.26% (Liquidity Facility Bank of America NA) (b)(c)(e)	8,085,000	8,085,000
Series EGL 06 107 Class A, 2.31% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	77,600,000	77,600,000
Series EGL 07 0047, 2.45% (Liquidity Facility Bayerische Landesbank) (b)(c)(e)	24,800,000	24,800,000
Series EGL 07 0110, 2.43% (Liquidity Facility Citibank NA) (b)(e)	12,000,000	12,000,000
Series GS 08 12, 2.3% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)(e)	17,010,000	17,010,000
Series MS 2642, 2.29% (Liquidity Facility Morgan Stanley) (b)(c)(e)	27,160,000	27,160,000
Series MS 2660, 2.29% (Liquidity Facility Morgan Stanley) (b)(c)(e)	6,960,000	6,960,000
Series MS 2669, 2.36% (Liquidity Facility Morgan Stanley) (b)(c)(e)	13,390,000	13,390,000
Series MS 2677, 2.29% (Liquidity Facility Morgan Stanley) (b)(c)(e)	9,000,000	9,000,000
Series MS 2714, 2.29% (Liquidity Facility Morgan Stanley) (b)(c)(e)	8,665,000	8,665,000
Series MS 2760, 2.29% (Liquidity Facility Morgan Stanley) (b)(c)(e)	15,022,000	15,022,000
Series MS 2773, 2.29% (Liquidity Facility Morgan Stanley) (b)(c)(e)	13,260,000	13,260,000
Series MS 2880, 2.29% (Liquidity Facility Morgan Stanley) (b)(c)(e)	9,140,000	9,140,000
Series MT 338, 2.36% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(e)	41,960,000	41,960,000
Series PA 1365, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,570,000	9,570,000
Series PA 1377 R, 2.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	5,255,000	5,255,000
Series PT 3813, 2.38% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(e)(f)	13,880,000	13,880,000
Series PT 4109, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	13,995,000	13,995,000
Series Putters 1546, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,400,000	9,400,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 2945, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	$ 2,500,000	$ 2,500,000
Series ROC II R 12041, 2.58% (Liquidity Facility Citigroup, Inc.) (b)(c)(e)	18,490,000	18,490,000
Series ROC II R 12169, 2.38% (Liquidity Facility Bank of New York, New York) (b)(e)	7,900,000	7,900,000
Series ROC II R 238, 2.58% (Liquidity Facility Citibank NA) (b)(c)(e)	6,705,000	6,705,000
Series ROC II R 2575, 2.29% (Liquidity Facility Morgan Stanley) (b)(c)(e)	12,400,000	12,400,000
Series ROC II R 9206, 2.32% (Liquidity Facility Citigroup, Inc.) (b)(c)(e)	4,090,000	4,090,000
Series 1991 2, 2.32%, VRDN (b)(c)(f)	6,400,000	6,400,000
Series 2004 3, 2.3%, VRDN (b)	5,365,000	5,365,000
Series 2004 4, 2.38%, VRDN (b)(c)	3,540,000	3,540,000
Series A, 1.7% 8/12/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (c)	8,205,000	8,205,000
Series B, 1.95% 8/7/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP	14,755,000	14,755,000
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 87, 2.26% (Liquidity Facility Bank of America NA) (b)(c)(e)	8,870,000	8,870,000
		473,421,885
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 2.25%, VRDN (b)	1,000,000	1,000,000
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 2.1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	15,000,000	15,000,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series Putters 2761, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	10,000,000	10,000,000
Series ROC II R 12028, 2.11% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	8,345,000	8,345,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2004 B2, 2.74% (FSA Insured), VRDN (b)	15,600,000	15,600,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 2.29% (Liquidity Facility DEPFA BANK PLC) (b)(e)	29,500,000	29,500,000
		78,445,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 0.2%
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2007 A, 2.38% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(c)	$ 5,430,000	$ 5,430,000
Texas Gen. Oblig. Series IIB, 2.38% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	4,880,000	4,880,000
		10,310,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,618,201,091)		5,618,201,091
NET OTHER ASSETS - (0.1)%		(4,356,267)
NET ASSETS - 100%		$ 5,613,844,824
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,485,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Participating VRDN Series PT 2480, 2.23% (Liquidity Facility Dexia Cr. Local de France)	3/2/05 - 4/24/08	$ 18,205,000
Port Auth. of New York & New Jersey Participating VRDN Series PT 3813, 2.38% (Liquidity Facility Dexia Cr. Local de France)	1/4/07	$ 13,880,000
Port Auth. of New York & New Jersey Series 1991 2, 2.32%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 260,254
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,618,201,091	$ -	$ 5,618,201,091	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,618,201,091)		$ 5,618,201,091
Cash		10,822,728
Receivable for investments sold		1,500,557
Receivable for fund shares sold		74,035,281
Interest receivable		18,016,540
Prepaid expenses		5,358
Other receivables		689,039
Total assets		5,723,270,594

Liabilities
Payable for investments purchased Regular delivery	$ 8,110,826
Delayed delivery	21,016,488
Payable for fund shares redeemed	76,650,389
Distributions payable	91,044
Accrued management fee	1,696,624
Other affiliated payables	1,820,478
Other payables and accrued expenses	39,921
Total liabilities		109,425,770

Net Assets		$ 5,613,844,824
Net Assets consist of:
Paid in capital		$ 5,613,428,294
Distributions in excess of net investment income		(2,053)
Accumulated undistributed net realized gain (loss) on investments		418,583
Net Assets, for 5,610,503,874 shares outstanding		$ 5,613,844,824
Net Asset Value, offering price and redemption price per share ($5,613,844,824 ÷ 5,610,503,874 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2008 (Unaudited)

Investment Income
Interest		$ 54,469,623
Income from Fidelity Central Funds		260,254
Total income		54,729,877

Expenses
Management fee	$ 10,149,932
Transfer agent fees	3,461,675
Accounting fees and expenses	236,168
Custodian fees and expenses	43,256
Independent trustees' compensation	12,357
Registration fees	31,123
Audit	22,438
Legal	9,540
Miscellaneous	12,703
Total expenses before reductions	13,979,192
Expense reductions	(1,770,291)	12,208,901
Net investment income		42,520,976
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		345,785
Net increase in net assets resulting from operations		$ 42,866,761

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 42,520,976	$ 147,952,645
Net realized gain (loss)	345,785	848,871
Net increase in net assets resulting from operations	42,866,761	148,801,516
Distributions to shareholders from net investment income	(42,523,029)	(147,954,063)
Distributions to shareholders from net realized gain	(543,491)	(393,518)
Total distributions	(43,066,520)	(148,347,581)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,191,980,342	18,385,373,752
Reinvestment of distributions	42,248,113	145,912,688
Cost of shares redeemed	(10,191,945,807)	(17,478,501,377)
Net increase (decrease) in net assets and shares resulting from share transactions	42,282,648	1,052,785,063
Total increase (decrease) in net assets	42,082,889	1,053,238,998

Net Assets
Beginning of period	5,571,761,935	4,518,522,937
End of period (including distributions in excess of net investment income of $2,053 and undistributed net investment income of $0)	$ 5,613,844,824	$ 5,571,761,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.031	.030	.021	.008	.006
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.008	.031	.030	.021	.008	.006
Distributions from net investment income	(.008)	(.031)	(.030)	(.021)	(.008)	(.006)
Distributions from net realized gain	- F	- F	-	- F	-	-
Total distributions	(.008)	(.031)	(.030)	(.021)	(.008)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.78%	3.17%	3.06%	2.11%	.80%	.61%
Ratios to Average Net AssetsD, E
Expenses before reductions	.51% A	.50%	.51%	.51%	.52%	.51%
Expenses net of fee waivers, if any	.51% A	.50%	.51%	.51%	.52%	.51%
Expenses net of all reductions	.44% A	.40%	.39%	.40%	.50%	.50%
Net investment income	1.54% A	3.11%	3.02%	2.08%	.81%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,613,845	$ 5,571,762	$ 4,518,523	$ 3,583,892	$ 3,217,928	$ 2,806,304

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008 (Unaudited)

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds are valued at their closing net asset value each business day.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 5,618,201,091

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent and accounting expenses by $43,256 and $1,690,878 and $36,157, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity New York Municipal Money Market Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NFS-USAN-0908
1.853335.101

Fidelity®
New York AMT
Tax-Free Money Market Fund -

New York AMT Tax-Free
Money Market

Institutional Class

Service Class

Semiannual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
New York AMT Tax-Free Money Market
Actual	$ 1,000.00	$ 1,009.00	$ 1.50
HypotheticalA	$ 1,000.00	$ 1,023.37	$ 1.51
Institutional Class
Actual	$ 1,000.00	$ 1,009.50	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01
Service Class
Actual	$ 1,000.00	$ 1,008.30	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
New York AMT Tax-Free Money Market	.30%
Institutional Class	.20%
Service Class	.45%

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 7/31/08	% of fund's investments 1/31/08	% of fund's investments 7/31/07
0 - 30	88.6	91.2	91.1
31 - 90	2.8	1.7	3.4
91 - 180	2.7	3.7	0.9
181 - 397	5.9	3.4	4.6
Weighted Average Maturity
	7/31/08	1/31/08	7/31/07
Fidelity New York AMT Tax-Free Money Market Fund	29 Days	21 Days	23 Days
New York Tax-Free Money Market Funds Average*	31 Days	24 Days	25 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2008	As of January 31, 2008
Variable Rate Demand Notes (VRDNs) 80.9%	Variable Rate Demand Notes (VRDNs) 85.9%
Commercial Paper (including CP Mode) 4.8%	Commercial Paper (including CP Mode) 0.0%
Tender Bonds 1.8%	Tender Bonds 1.4%
Municipal Notes 6.8%	Municipal Notes 6.4%
Other Investments 2.2%	Other Investments 1.3%
Net Other Assets 3.5%	Net Other Assets 5.0%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.5%
	Principal Amount	Value
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Merlots 08 D86, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(d)	$ 2,770,000	$ 2,770,000
Florida - 0.1%
Orlando & Orange County Expressway Auth. Rev. Series 2003 C3, 2.6% (FSA Insured), VRDN (b)	4,000,000	4,000,000
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev. Bonds Series B2, 5% 1/1/09	3,600,000	3,647,463
New York - 91.3%
Albany City School District:
RAN 2.25% 10/10/08	13,000,000	13,013,774
TAN 2.25% 10/10/08	5,450,000	5,455,775
Albany Gen. Oblig. BAN 2.75% 7/10/09	11,825,600	11,942,507
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series C, 2.18%, LOC Bank of America NA, VRDN (b)	2,135,000	2,135,000
Arlington Central School District BAN Series A, 2.75% 5/15/09	16,525,000	16,635,836
Binghamton Gen. Oblig. BAN 2.75% 1/30/09	3,970,000	3,982,982
Carthage Central School District BAN 4.25% 8/8/08	13,000,000	13,001,221
Central Islip Union Free School District TAN 2.75% 6/30/09	10,200,000	10,293,220
Clarkstown Central School District TAN 1.75% 11/7/08	14,500,000	14,504,580
East Islip Unified School District BAN 2.125% 10/30/08	1,686,901	1,688,237
Erie County Indl. Dev. Agcy. Rev. (Orchard Park CCRC, Inc. Proj.) Series 2006 B, 2.09%, LOC RBS Citizens NA, VRDN (b)	5,000,000	5,000,000
Erie County Indl. Dev. Agcy. School Facilities Rev. Participating VRDN Series Putters 2090, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,200,000	3,200,000
Geneva BAN Series C, 2.25% 5/21/09	16,716,054	16,756,824
Horseheads Central School District BAN 4% 10/10/08	13,650,000	13,664,372
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN Series EGL 07 0030, 2.73% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	110,000,000	109,999,997
Ithaca Gen. Oblig. BAN 3.25% 1/16/09	13,130,888	13,158,992
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 2.4%, LOC Manufacturers & Traders Trust Co., VRDN (b)	10,525,000	10,525,000
Liberty Dev. Corp. Rev.:
Participating VRDN:
Series Austin 05 Q, 2.23% (Liquidity Facility Bank of America NA) (b)(d)	17,100,000	17,100,000
Series MS 06 2250, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	73,000,000	73,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Liberty Dev. Corp. Rev.: - continued
Participating VRDN:
Series MS 1207, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	$ 8,000,000	$ 8,000,000
Series MS 1251, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	1,565,000	1,565,000
Series MS 2613, 2.31% (Liquidity Facility Morgan Stanley) (b)(d)	16,600,000	16,600,000
Series MS 2864, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	15,925,000	15,925,000
Series ROC II R 11092, 2.23% (Liquidity Facility Citibank NA) (b)(d)	6,560,000	6,560,000
(377 Greenwich LLC Proj.) 2.05%, LOC Wells Fargo Bank NA, VRDN (b)	4,475,000	4,475,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 D, 2.7% (FSA Insured), VRDN (b)	2,985,000	2,985,000
Series 2003 F, 2.58% (FSA Insured), VRDN (b)	8,500,000	8,500,000
Series 2003 H, 3.4% (FSA Insured), VRDN (b)	4,225,000	4,225,000
Metropolitan Trans. Auth. Svc. Contract Rev. Bonds Series B, 5% 1/1/09	5,000,000	5,064,643
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	3,775,000	3,775,000
Nassau County Interim Fin. Auth.:
Series 2002 B, 2.5% (FSA Insured), VRDN (b)	25,420,000	25,420,000
Series 2008 A, 1.95%, LOC BNP Paribas SA, VRDN (b)	15,000,000	15,000,000
Series 2008 B, 1.95%, LOC KBC Bank NV, VRDN (b)	15,000,000	15,000,000
Series 2008 C, 2.06% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	59,200,000	59,200,000
Series 2008 D, 2.2%, LOC Dexia Cr. Local de France, VRDN (b)	34,000,000	34,000,000
Series 2008 E, 2.1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	15,000,000	15,000,000
Series 2008 F, 1.95% (Liquidity Facility Bank of America NA), VRDN (b)	38,085,000	38,085,000
Nassau Health Care Corp. Rev. Series 2004 C1, 2.48% (FSA Insured), VRDN (b)	2,275,000	2,275,000
New Rochelle City School District TAN 2% 12/5/08 (a)	13,500,000	13,511,340
New York City Gen. Oblig.:
Bonds:
Series 2004 G:
5% 8/1/08	2,500,000	2,500,000
5% 8/1/09	13,600,000	14,043,112
Series 2008 H, 4% 8/1/08	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Austin 173, 2.23% (Liquidity Facility Bank of America NA) (b)(d)	$ 33,895,000	$ 33,895,000
Series BA 08 1131, 2.33% (Liquidity Facility Bank of America NA) (b)(d)	14,565,000	14,565,000
Series BA 1052, 2.23% (Liquidity Facility Bank of America NA) (b)(d)	12,895,000	12,895,000
Series Merlots 08 D87, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(d)	2,000,000	2,000,000
Series MS 06 2010, 2.24% (Liquidity Facility DEPFA BANK PLC) (b)(d)	31,365,000	31,365,000
Series MS 06 2260, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	13,900,000	13,900,000
Series MS 08 2476, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	4,500,000	4,500,000
Series MS 2829, 2.44% (Liquidity Facility Morgan Stanley) (b)(d)	7,070,000	7,070,000
Series PT 2544, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,225,000	16,225,000
Series PT 2848, 2.23% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,760,000	8,760,000
Series Putters 1299, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,665,000	10,665,000
Series Putters 1318, 2.59% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,970,000	3,970,000
Series Putters 2204, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,790,000	6,790,000
Series Putters 2208, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,670,000	5,670,000
Series Putters 2279, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,175,000	11,175,000
Series Putters 2467, 2.29% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	2,600,000	2,600,000
Series Putters 2951, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,985,000	4,985,000
Series 1995 B4, 2.05% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	20,500,000	20,500,000
Series 1995 B8, 2.08%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	14,140,000	14,140,000
Series 1995 B9, 2.08%, LOC JPMorgan Chase Bank, VRDN (b)	5,700,000	5,700,000
Series 1995 F4, 2.13%, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,195,000	6,195,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 1995 F5, 2.08%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 4,370,000	$ 4,370,000
Series 1996 J2, 2.13%, LOC WestLB AG, VRDN (b)	37,300,000	37,300,000
Series 2003 C2, 2.08%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	30,115,000	30,115,000
Series 2003 C4, 2.02%, LOC BNP Paribas SA, VRDN (b)	26,550,000	26,550,000
Series 2003 C5, 2.02%, LOC Bank of New York, New York, VRDN (b)	7,180,000	7,180,000
Series 2003 G2, 2.05%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	1,935,000	1,935,000
Series 2003 G3, 2.1%, LOC WestLB AG, VRDN (b)	2,800,000	2,800,000
Series 2004 A3, 2.08%, LOC BNP Paribas SA, VRDN (b)	5,575,000	5,575,000
Series 2004 A6, 2.02%, LOC Landesbank Baden-Wuert, VRDN (b)	27,790,000	27,790,000
Series 2004 H2 2.03%, LOC Bank of New York, New York, VRDN (b)	4,625,000	4,625,000
Series 2004 H6, 2.03%, LOC Bank of America NA, VRDN (b)	37,310,000	37,310,000
Series 2004 H8, 2.05%, LOC WestLB AG, VRDN (b)	35,090,000	35,090,000
Series 2006 E3, 2.11%, LOC Bank of America NA, VRDN (b)	12,050,000	12,050,000
Series 2006 E4, 2.17%, LOC Bank of America NA, VRDN (b)	46,175,000	46,175,000
Series 2008 J10, 1.95% (Liquidity Facility BNP Paribas SA), VRDN (b)	17,110,000	17,110,000
Series 2008 J4, 2.1% (Liquidity Facility Bank of America NA), VRDN (b)	14,900,000	14,900,000
Series 2008 J5, 2.05% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	3,500,000	3,500,000
Series 2008 J7, 2.03%, LOC Landesbank Baden-Wuert, VRDN (b)	15,900,000	15,900,000
Series 2008 J9, 2.03% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	12,500,000	12,500,000
Series 2008 L3, 2.1% (Liquidity Facility Bank of America NA), VRDN (b)	33,700,000	33,700,000
Series 2008 L4, 2% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	11,900,000	11,900,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 1.9%, LOC RBS Citizens NA, VRDN (b)	10,000,000	10,000,000
(Columbus Apts. Proj.) Series A, 2.1%, LOC Fannie Mae, VRDN (b)	13,400,000	13,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 2.1%, LOC Fannie Mae, VRDN (b)	$ 7,280,000	$ 7,280,000
(James Tower Dev. Proj.) Series 2002 A, 2.1%, LOC Fannie Mae, VRDN (b)	4,350,000	4,350,000
(Related-Carnegie Park Proj.) Series 1997 A, 2.4%, LOC Fannie Mae, VRDN (b)	20,105,000	20,105,000
(Related-Monterey Proj.) Series 1997 A, 2.4%, LOC Fannie Mae, VRDN (b)	31,580,000	31,580,000
(Two Gold Street Proj.) Series 2006 A, 2.1%, LOC Fannie Mae, VRDN (b)	10,000,000	10,000,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2008 A, 2.14%, LOC RBS Citizens NA, VRDN (b)	17,000,000	17,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Mercy College Proj.) Series A, 2.34%, LOC KeyBank NA, VRDN (b)	5,800,000	5,800,000
(Planned Parenthood Proj.) 2.1%, LOC Bank of America NA, VRDN (b)	1,090,000	1,090,000
(Sephardic Cmnty. Youth Ctr. Proj.) 2.29%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,000,000	5,000,000
(The Birch Wathen Lenox School Proj.) 2.27%, LOC Allied Irish Banks PLC, VRDN (b)	2,510,000	2,510,000
New York City Indl. Dev. Agcy. Rev. (123 Washington LLC Proj.) 2%, LOC Landesbank Baden-Wuert, VRDN (b)	11,000,000	11,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1074, 2.23% (Liquidity Facility Bank of America NA) (b)(d)	4,950,000	4,950,000
Series BBT 08 15, 2.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	21,825,000	21,825,000
Series EGL 06 69 Class A, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	10,100,000	10,100,000
Series EGL 06 74 Class A, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	13,000,000	13,000,000
Series MS 06 1607, 2.44% (Liquidity Facility DEPFA BANK PLC) (b)(d)	27,600,000	27,600,000
Series MS 1105, 2.64% (Liquidity Facility Morgan Stanley) (b)(d)	3,660,000	3,660,000
Series MS 2836, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	7,500,000	7,500,000
Series PA 1327, 2.23% (Liquidity Facility Bank of New York, New York) (b)(d)	7,800,000	7,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series PA 921, 2.23% (Liquidity Facility Bank of New York, New York) (b)(d)	$ 19,970,000	$ 19,970,000
Series PT 3992, 2.23% (Liquidity Facility Wells Fargo & Co.) (b)(d)	3,000,000	3,000,000
Series Putters 2489, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,300,000	1,300,000
Series Putters 3034, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	14,590,000	14,590,000
Series Putters 624, 2.74% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,545,000	3,545,000
Series ROC II R 12010, 2.23% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,600,000	5,600,000
Series ROC II R 12192, 2.25% (Liquidity Facility Citibank NA) (b)(d)	17,370,000	17,370,000
Series ROC II R 406, 2.23% (Liquidity Facility Citibank NA) (b)(d)	12,530,000	12,530,000
Series ROC II R 602, 2.23% (Liquidity Facility Citibank NA) (b)(d)	4,500,000	4,500,000
Series 1, 1.68% 8/11/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	32,700,000	32,700,000
Series 2006 AA1, 1.9% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	5,800,000	5,800,000
Series 2008 B1, 1.95% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	15,000,000	15,000,000
Series 5A, 1.67% 8/7/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	32,600,000	32,600,000
Series 5B, 1.7% 8/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	32,400,000	32,400,000
Series 6, 1.7% 8/6/08 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	36,700,000	36,700,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 07 0014, 2.37% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	12,000,000	12,000,000
Series EGL 07 0029, 2.37% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	18,850,000	18,850,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 2.23% (Liquidity Facility Bank of America NA) (b)(d)	$ 5,000,000	$ 5,000,000
Series EGL 07 0019, 2.22% (Liquidity Facility Bayerische Landesbank) (b)(d)	7,865,000	7,865,000
Series EGL 07 0024, 2.22% (Liquidity Facility Bayerische Landesbank) (b)(d)	22,785,000	22,785,000
Series Floaters 2509, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	4,476,500	4,476,500
Series FRRI 01 N11, 2.51% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,075,000	5,075,000
Series Merlots 99 G, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(d)	33,995,000	33,995,000
Series MS 00 283, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	11,245,000	11,245,000
Series MS 06 1401, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	5,200,000	5,200,000
Series MSDW 00 319, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	9,225,000	9,225,000
Series PT 1839, 2.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,340,000	5,340,000
Series Putters 2222, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,590,000	5,590,000
Series Putters 2256, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,275,000	5,275,000
Series Putters 830, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	20,930,000	20,930,000
Series ROC II R 8060, 2.23% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,565,000	10,565,000
Series 1999 A1, 2.11% (Liquidity Facility WestLB AG), VRDN (b)	13,370,000	13,370,000
Series 2003 1A, 2.1% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	11,945,000	11,945,000
Series 2003 1B, 2.11% (Liquidity Facility Societe Generale), VRDN (b)	4,000,000	4,000,000
Series 2003 1E, 2.05% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	4,280,000	4,280,000
Series 2003 2B, 2.11% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	1,450,000	1,450,000
Series 2003 2C, 2.11% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	28,450,000	28,450,000
Series 2003 C3, 2.11% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series A, 2.11% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 7,000,000	$ 7,000,000
Series A2:
2.05% (Liquidity Facility Bank of Nova Scotia), VRDN (b)	3,810,000	3,810,000
2.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,800,000	2,800,000
New York City Trust Cultural Resources Rev.:
(The Pierpont Morgan Library Proj.) Series 2004, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	3,685,000	3,685,000
Participating VRDN Series BA 08 3316, 2.23% (Liquidity Facility Bank of America NA) (b)(d)	2,905,000	2,905,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 2.26% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	23,000,000	23,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series MS 2541, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	8,690,000	8,690,000
Series MS 2568, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	4,500,000	4,500,000
Series MS 2875, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	4,845,000	4,845,000
Series Putters 2659, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,595,000	2,595,000
Series ROC II R 12061, 2.23% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,780,000	2,780,000
Series ROC II R 12106, 2.22% (Liquidity Facility Citibank NA) (b)(d)	8,000,000	8,000,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series BBT 08 18, 2.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	15,475,000	15,475,000
Series EGL 06 0138, 2.24% (Liquidity Facility Citibank NA) (b)(d)	5,000,000	5,000,000
Series EGL 06 47 Class A, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	12,700,000	12,700,000
Series EGL 07 0002, 2.22% (Liquidity Facility Citibank NA) (b)(d)	12,000,000	12,000,000
Series EGL 07 0066, 2.22% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	14,000,000	14,000,000
Series MS 12216, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	13,200,000	13,200,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series MS 1959, 2.74% (Liquidity Facility Morgan Stanley) (b)(d)	$ 10,700,000	$ 10,700,000
Series PT 3581, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,755,000	18,755,000
Series Putters 1955, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	12,600,000	12,600,000
Series Putters 2645Z, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,995,000	9,995,000
Series ROC II R 11534, 2.23% (Liquidity Facility Citibank NA) (b)(d)	4,550,000	4,550,000
(Fordham Univ. Proj.) Series 2008 A2, 2.05%, LOC Allied Irish Banks PLC, VRDN (b)	8,000,000	8,000,000
(Mental Health Svcs. Facilities Impt. Proj.) Series 2003 F2C, 2.38% (FSA Insured), VRDN (b)	24,590,000	24,590,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 2.03%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	13,200,000	13,200,000
(The Culinary Institute of America Proj.) Series 2006, 2.14%, LOC TD Banknorth, N.A., VRDN (b)	1,975,000	1,975,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BA 07 1042, 2.23% (Liquidity Facility Bank of America NA) (b)(d)	9,315,000	9,315,000
Series Merlots B20, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(d)	1,995,000	1,995,000
Series MS 06 1676, 2.24% (Liquidity Facility DEPFA BANK PLC) (b)(d)	12,700,000	12,700,000
Series MS 731, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	38,402,000	38,402,000
Series PT 1424, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,125,000	10,125,000
Series Putters 1827, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,555,000	8,555,000
Series ROC II R 4001, 2.23% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,380,000	6,380,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,360,000	3,360,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 2.24% (Liquidity Facility Morgan Stanley) (b)(d)	5,525,000	5,525,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 2.08%, LOC Fannie Mae, VRDN (b)	$ 55,745,000	$ 55,745,000
(88 Leonard Street Proj.) Series A, 2.05%, LOC Landesbank Hessen-Thuringen, VRDN (b)	35,300,000	35,300,000
(MF Associates Proj.) Series 1991, 2.04%, LOC Landesbank Hessen-Thuringen, VRDN (b)	9,000,000	9,000,000
(Tribeca Green Hsg. Proj.) Series A, 2.1%, LOC Landesbank Hessen-Thuringen, VRDN (b)	14,945,000	14,945,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 C, 2.13%, LOC Dexia Cr. Local de France, VRDN (b)	2,100,000	2,100,000
Series 2003 G, 2.15%, LOC WestLB AG, VRDN (b)	23,500,000	23,500,000
Series 2003 I, 2.15%, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,000,000	2,000,000
New York Local Govt. Assistance Corp.:
Participating VRDN Series Putters 2792, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,800,000	5,800,000
Series 1994 B, 2.4%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (b)	20,500,000	20,500,000
Series 1995 D, 1.95%, LOC Societe Generale, VRDN (b)	3,200,000	3,200,000
Series 1995 E, 1.95%, LOC Landesbank Hessen-Thuringen, VRDN (b)	7,185,000	7,185,000
Series 1995 F, 2.4% (New York State Gen. Oblig. Guaranteed), LOC Societe Generale, VRDN (b)	2,000,000	2,000,000
Series 1995 G, 2.01% (New York State Gen. Oblig. Guaranteed), LOC Bank of Nova Scotia, VRDN (b)	6,500,000	6,500,000
Series 2003 A4V, 2.45% (FSA Insured), VRDN (b)	38,900,000	38,900,000
Series 2008 B, 1.95% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	32,700,000	32,700,000
Series 2008 B3V, 2.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	20,000,000	20,000,000
Series 2008 BV2, 2.1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	51,900,000	51,900,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Participating VRDN:
Series PA 1098, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,800,000	11,800,000
Series PA 1273, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,750,000	3,750,000
Series ROC II R 10121, 2.3% (Liquidity Facility Citibank NA) (b)(d)	5,080,000	5,080,000
Series 2008 A, 2.67% (FSA Insured), VRDN (b)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Participating VRDN:
Series DCL 08 34, 2.39% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 2,660,000	$ 2,660,000
Series EGL 04 41 Class A, 2.75% (Liquidity Facility Bayerische Landesbank) (b)(d)	15,005,000	15,005,000
Series MS 724X, 2.64% (Liquidity Facility Morgan Stanley) (b)(d)	4,200,000	4,200,000
Series PA 1083, 2.46% (Liquidity Facility Bank of New York, New York) (b)(d)	14,995,000	14,995,000
Series PA 1084, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,665,000	8,665,000
Series Putters 1662, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	26,635,000	26,635,000
Series Putters 1926, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	17,880,000	17,880,000
Series Putters 2653, 2.59% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,020,000	3,020,000
Series 2002 D1, 2.45% (FSA Insured), VRDN (b)	25,005,000	25,005,000
Series C, 1.85% 9/4/08, LOC ABN-AMRO Bank NV, CP	4,400,000	4,400,000
New York Pwr. Auth.:
Bonds 2.1%, tender 9/2/08 (b)	11,000,000	11,000,000
Series 1:
1.63% 8/28/08, CP	15,931,000	15,931,000
1.92% 8/7/08, CP	1,800,000	1,800,000
Series 2, 1.7% 8/6/08, CP	6,000,000	6,000,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series 1994 C, 2.09%, LOC Wells Fargo Bank NA, VRDN (b)	12,000,000	12,000,000
New York State Gen. Oblig. Bonds (Envir. Quality Proj.) Series 1998 G, 1.9%, tender 10/8/08, LOC WestLB AG (b)	20,000,000	20,000,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series 07 102, 2.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	2,000,000	2,000,000
Series ROC II R 12090, 2.38% (Liquidity Facility Bayerische Landesbank) (b)(d)	20,000,000	20,000,000
Series ROC II R 12093, 2.37% (Liquidity Facility Bayerische Landesbank) (b)(d)	14,100,000	14,100,000
Series ROC II R 12199, 2.38% (Liquidity Facility Bank of New York, New York) (b)(d)	17,050,000	17,050,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN:
Series MS 1194, 2.44% (Liquidity Facility Morgan Stanley) (b)(d)	$ 1,675,000	$ 1,675,000
Series MT 292, 2.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000,000	5,000,000
Series Putters 2085, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,390,000	15,390,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series A, 3% 4/1/09	21,415,000	21,537,987
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Bonds Series 2003 A:
5%, tender 1/1/09 (b)	11,825,000	11,941,447
5.25%, tender 1/1/09 (b)	27,265,000	27,551,628
New York Urban Dev. Corp. Rev.:
Participating VRDN:
Series Putters 2283, 2.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,030,000	15,030,000
Series Putters 2329, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,260,000	4,260,000
Series SG 163, 2.27% (Liquidity Facility Societe Generale) (b)(d)	10,760,000	10,760,000
Series 2008 A2, 2.3% (Assured Guaranty Corp. Insured), VRDN (b)	15,000,000	15,000,000
Series 2008 A4, 2.3% (Assured Guaranty Corp. Insured), VRDN (b)	20,000,000	20,000,000
Series 2008 A5, 2.1%, LOC TD Banknorth, N.A., VRDN (b)	11,800,000	11,800,000
Oceanside Union Free School District TAN 2.75% 6/24/09	17,000,000	17,146,611
Palmyra-Macedon Central School District BAN 2.75% 6/18/09	10,300,000	10,389,859
Rochester Gen. Oblig. BAN:
Series I, 2.5% 2/27/09	34,920,000	35,049,788
4% 10/17/08	17,100,000	17,120,510
Starpoint Central School District BAN 2.5% 7/29/09	11,865,000	11,967,965
Suffolk County Indl. Dev. Agcy. Civic Facility Rev.:
(Maryhaven Ctr. of Hope Proj.) Series 1997 A, 2.48%, LOC KeyBank NA, VRDN (b)	2,400,000	2,400,000
(St. Francis Monastery Proj.) 2.09%, LOC KBC Bank NV, VRDN (b)	9,030,000	9,030,000
Suffolk County Wtr. Auth. 1.95% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	10,835,000	10,835,000
Tobacco Settlement Asset Securitization Corp. Bonds Series 1, 6.25% 7/15/34 (Pre-Refunded to 7/15/09 @ 101) (c)	14,100,000	14,835,669
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Bonds Series B, 4% 6/1/09	$ 6,670,000	$ 6,773,777
Tompkins County Gen. Oblig. RAN 3.5% 12/19/08	2,500,000	2,506,064
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 2.45%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,200,000	5,200,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series PA 1074, 2.23% (Liquidity Facility Bank of New York, New York) (b)(d)	7,000,000	7,000,000
Series PA 948, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,200,000	7,200,000
Series PT 3437, 2.23% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	21,080,000	21,080,000
Series Putters 2763, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,165,000	6,165,000
Series ROC II R 1008, 2.23% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,065,000	3,065,000
Series 2002 F, 2.06% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	23,970,000	23,970,000
Series 2005 B2, 2.09% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	66,645,000	66,645,000
Series 2005 B4, 2.4% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	32,650,000	32,650,000
Series B, 2.06% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	4,140,000	4,140,000
Series B1, 2.07% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	22,235,000	22,235,000
Upstate Telecommunications Corp. Rev. 2.4%, LOC Manufacturers & Traders Trust Co., VRDN (b)	8,920,000	8,920,000
William Floyd Union Free School District BAN 2.5% 6/30/09	20,500,000	20,669,369
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 2.24%, LOC KeyBank NA, VRDN (b)	3,000,000	3,000,000
		3,502,772,586
New York & New Jersey - 2.5%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series PA 1251, 2.24% (Liquidity Facility Bank of New York, New York) (b)(d)	3,700,000	3,700,000
Series PA 1516, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,035,000	8,035,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R 11439, 2.37% (Liquidity Facility Citibank NA) (b)(d)	$ 4,000,000	$ 4,000,000
Series ROC II R 12008, 2.22% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,710,000	8,710,000
Series ROC II R 12169, 2.38% (Liquidity Facility Bank of New York, New York) (b)(d)	4,970,000	4,970,000
Series ROC II R 664, 2.23% (Liquidity Facility Citibank NA) (b)(d)	4,975,000	4,975,000
Series 2004 2, 2.3%, VRDN (b)	8,300,000	8,300,000
Series 2006 3, 2.3%, VRDN (b)	22,120,000	22,120,000
Series 2008 2, 2.3%, VRDN (b)	13,810,000	13,810,000
Series B:
1.52% 9/10/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP	8,500,000	8,500,000
1.55% 10/9/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP	10,000,000	10,000,000
		97,120,000
Puerto Rico - 2.0%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series MS 2601, 2.42% (Liquidity Facility Morgan Stanley) (b)(d)	11,250,000	11,250,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2003 C4, 2.74% (FSA Insured), VRDN (b)	10,600,000	10,600,000
Series 2003 C5, 2.74% (FSA Insured), VRDN (b)	18,500,000	18,500,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 06 1845, 2.62% (Liquidity Facility Morgan Stanley) (b)(d)	5,000,000	5,000,000
Series Putters 2322, 2.64% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,240,000	9,240,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 2.29% (Liquidity Facility DEPFA BANK PLC) (b)(d)	22,300,000	22,300,000
		76,890,000
Texas - 0.2%
Texas Trans. Commission State Hwy. Fund Rev. Bonds 5% 4/1/09	6,975,000	7,124,491
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - 0.2%
Milwaukee Gen. Oblig. RAN Series 2008 R5, 3% 12/15/08	$ 6,900,000	$ 6,929,362
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $3,701,253,902)		3,701,253,902
NET OTHER ASSETS - 3.5%		134,858,256
NET ASSETS - 100%		$ 3,836,112,158
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,701,253,902	$ -	$ 3,701,253,902	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,701,253,902)		$ 3,701,253,902
Cash		3,178,403
Receivable for investments sold		132,949,480
Receivable for fund shares sold		20,024,266
Interest receivable		14,083,146
Receivable from investment adviser for expense reductions		98,186
Other receivables		393,918
Total assets		3,871,981,301

Liabilities
Payable for investments purchased Regular delivery	$ 6,000,959
Delayed delivery	13,511,340
Payable for fund shares redeemed	15,161,370
Distributions payable	316,561
Accrued management fee	647,722
Distribution fees payable	10,526
Other affiliated payables	220,665
Total liabilities		35,869,143

Net Assets		$ 3,836,112,158
Net Assets consist of:
Paid in capital		$ 3,835,617,973
Undistributed net investment income		46,986
Accumulated undistributed net realized gain (loss) on investments		447,199
Net Assets		$ 3,836,112,158

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

New York AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($1,353,481,732 ÷ 1,352,656,983 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,438,454,516 ÷ 2,437,907,582 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($44,175,910 ÷ 44,165,705 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)
Investment Income
Interest		$ 38,118,326
Expenses
Management fee	$ 3,781,518
Transfer agent fees	1,295,327
Distribution fees	52,254
Independent trustees' compensation	8,450
Total expenses before reductions	5,137,549
Expense reductions	(1,700,149)	3,437,400
Net investment income		34,680,926
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		330,132
Net increase in net assets resulting from operations		$ 35,011,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 34,680,926	$ 106,027,287
Net realized gain (loss)	330,132	843,373
Net increase in net assets resulting from operations	35,011,058	106,870,660
Distributions to shareholders from net investment income	(34,633,940)	(106,075,691)
Distributions to shareholders from net realized gain	(367,704)	(147,610)
Total distributions	(35,001,644)	(106,223,301)
Share transactions - net increase (decrease)	(60,804,591)	1,692,872,977
Total increase (decrease) in net assets	(60,795,177)	1,693,520,336
Net Assets
Beginning of period	3,896,907,335	2,203,386,999
End of period (including undistributed net investment income of $46,986 and undistributed net investment income of $0)	$ 3,836,112,158	$ 3,896,907,335

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York AMT Tax-Free Money Market

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.033	.031	.022	.009	.007
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.009	.033	.031	.022	.009	.007
Distributions from net investment income	(.009)	(.033)	(.031)	(.022)	(.009)	(.007)
Distributions from net realized gain	- E	- E	-	-	- E	-
Total distributions	(.009)	(.033)	(.031)	(.022)	(.009)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.90%	3.35%	3.15%	2.20%	.94%	.72%
Ratios to Average Net Assets D
Expenses before reductions	.30% A	.33%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.30%A	.32%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.24%A	.25%	.32%	.32%	.37%	.39%
Net investment income	1.78%A	3.30%	3.12%	2.20%	.92%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,353,482	$ 1,400,064	$ 2,203,387	$ 1,557,168	$ 1,172,513	$ 1,072,558

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2008 (Unaudited)

Year ended January 31, 2008D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.027
Net realized and unrealized gain (loss) F	-	-
Total from investment operations	.009	.027
Distributions from net investment income	(.009)	(.027)
Distributions from net realized gain	- F	-F
Total distributions	(.009)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.95%	2.72%
Ratios to Average Net Assets E
Expenses before reductions	.25%A	.25%A
Expenses net of fee waivers, if any	.20%A	.20%A
Expenses net of all reductions	.14%A	.14%A
Net investment income	1.88%A	3.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,438,455	$ 2,467,175

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended July 31, 2008 (Unaudited)

Year ended January 31, 2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.025
Net realized and unrealized gain (loss) F	-	-
Total from investment operations	.008	.025
Distributions from net investment income	(.008)	(.025)
Distributions from net realized gain	- F	-F
Total distributions	(.008)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.83%	2.52%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.50%A
Expenses net of fee waivers, if any	.45%A	.45%A
Expenses net of all reductions	.39%A	.40%A
Net investment income	1.63%A	3.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,176	$ 29,669

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008 (Unaudited)

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 3,701,253,902

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for New York AMT Tax-Free Money Market so that the total expenses do not exceed, expressed as a percentage of class average net assets, .35% with certain exceptions such as interest expense, including commitment fees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 52,254	$ 378

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
New York AMT Tax-Free Money Market	$ 695,784.10
Institutional Class	589,091.05
Service Class	10,452.05
	$ 1,295,327

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceeds .20% and .45%, respectively. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $602,126 and $10,774, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $194,625. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
New York AMT Tax-Free Money Market	$ 328,055
Institutional Class	554,801
Service Class	9,768
$ 892,624

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other - continued

exposure under these arrangements is unknown as this would be dependent on futureclaims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2008	Year ended January 31, 2008A
From net investment income
New York AMT Tax-Free Money Market	$ 12,289,330	$ 52,734,849
Institutional Class	22,012,723	52,942,113
Service Class	331,887	398,729
Total	$ 34,633,940	$ 106,075,691
From net realized gain
New York AMT Tax-Free Money Market	$ 136,510	$ 52,773
Institutional Class	227,962	93,617
Service Class	3,232	1,220
Total	$ 367,704	$ 147,610

A Distributions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2008	Year ended January 31, 2008A
New York AMT Tax-Free Money Market Shares sold	673,675,757	2,031,135,704
Reinvestment of distributions	11,451,681	49,398,492
Shares redeemed	(731,693,723)	(2,883,972,812)
Net increase (decrease)	(46,566,285)	(803,438,616)
Institutional Class Shares sold	1,482,395,060	3,899,800,888
Reinvestment of distributions	21,006,040	49,522,722
Shares redeemed	(1,532,142,841)	(1,482,674,287)
Net increase (decrease)	(28,741,741)	2,466,649,323
Service Class Shares sold	30,146,128	33,802,666
Reinvestment of distributions	125,526	68,575
Shares redeemed	(15,768,219)	(4,208,971)
Net increase (decrease)	14,503,435	29,662,270

A Share Transactions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York AMT Tax-Free Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity New York AMT Tax-Free Money Market (retail class), as well as the fund's relative investment performance for Fidelity New York AMT Tax-Free Money Market (retail class) measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity New York AMT Tax-Free Money Market (retail class) of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Institutional Class and Service Class had less than one year of performance as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity New York AMT Tax-Free Money Market (retail class).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York AMT Tax-Free Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity New York AMT Tax-Free Money Market (retail class) of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Semiannual Report

Fidelity New York AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that, on March 15, 2007, it had approved an amended and restated management contract for the fund (effective April 1, 2007) that (i) lowered the fund's management fee from 43 basis points to 20 basis points, and (ii) provides that FMR will pay all "fund-level" expenses out of the management fee, with certain limited exceptions. (Transfer agent fees and 12b-1 fees, if applicable, currently are the only "class-level" expenses.) The Board considered that the chart reflects the fund's lower management fee for 2007 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Fidelity New York AMT Tax-Free Money Market (retail class) and Institutional Class ranked below its competitive median for 2007 (for the period for Institutional Class) and the total expenses of Service Class ranked equal to its competitive median for the period. The Board considered that the total expenses of each class of the fund reflect the contractual arrangements for 2007 as if the contractual arrangements were in effect for the entire year.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 20 basis points, (ii) set the "class-level" transfer agent fee for Fidelity New York AMT Tax-Free Money Market (retail class) at a fixed rate of 10 basis points, and (iii) limit the total expenses of Fidelity New York AMT Tax-Free Money Market (retail class) to 35 basis points. These contractual arrangements may not be increased without the approval of the Board and, in the case of (i) and (iii), the shareholders of the applicable class. Institutional Class and Service Class (which commenced operations on April 17, 2007) are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees). In addition, the Board considered that, effective April 18, 2007, FMR contractually agreed to limit the total expenses of Institutional Class and Service Class to 20 basis points and 45 basis points, respectively. These contractual arrangements may not be increased without Board approval.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management and Research
(U.K) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NYS-USAN-0908
1.789294.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 22, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 22, 2008